Dividends - Summary of Dividends Paid (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of Dividends [abstract]
Prior year final dividend, Per share	$ 2	$ 0.55	$ 0.78
Interim dividend, Per share	1.5	1.01	0.65
Dividends paid during the period, Per share	$ 3.5	$ 1.56	$ 1.43
Prior year final dividend, Total	$ 10,119	$ 2,779	$ 3,946
Interim dividend, Total	7,601	5,115	3,288
Dividends paid during the period, Total	$ 17,720	$ 7,894	$ 7,234